Summary of significant accounting policies: - Related parties (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Related parties
Number of electric distribution cooperative members	38
Georgia Transmission Corporation
Related parties
Number of electric distribution cooperative members	38
Expenses incurred for transmission services, system operations services and administrative support services | $	$ 30,428,000	$ 28,410,000	$ 27,399,000
Georgia System Operations Corporation
Related parties
Number of electric distribution cooperative members	38
Expenses incurred for transmission services, system operations services and administrative support services | $	$ 25,578,000	$ 25,597,000	$ 23,994,000